Label	Element	Value
Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Large Cap Value Fund (the “Fund”) is to seek to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “
turns
over” its portfolio). A
higher
portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the
Example
		, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will invest primarily in equity securities, of U.S. and
non-U.S.
incorporated entities, including, but not limited to common stock, American Depositary Receipts (“ADRs”), equity real estate investment trusts (“REITs”), preferred
securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies. For purposes
of this policy, large
capitalization
companies
are
those
with market-capitalizations greater than $2 billion. The Fund primarily invests in common stocks that the
Sub-Adviser
deems to be underpriced relative to long-term earnings and for cash flow potential.
The
Sub-Adviser
attempts to reduce the Fund’s exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund’s assets in any one company. In selecting securities for purchase or sale by the Fund, the
Sub-Adviser
selects securities one at a time before considering industry trends. This is called a
“bottom-up
approach.” The
Sub-Adviser
uses a fundamental analysis to select securities that it believes are undervalued relative to long-term earnings and cash flow potential. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, the
Sub-Adviser
currently considers one or more of the following factors when assessing a company’s business prospects: attractive valuation, future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated, and better-than-expected earnings reports. The
Sub-Adviser
may consider selling a stock for one or more of the following reasons: the stock price is approaching its target, the company’s fundamentals are deteriorating, or alternative investment ideas have been developed.
While the Fund primarily invests in large capitalization companies, the
Fund
may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. In addition to common stocks, the Fund may invest in other equity securities, including preferred stocks, warrants, rights, and convertible securities. The Fund may also invest up to 25% of its assets in securities of foreign issuers, options for hedging and investment purposes, and REITs. The Fund anticipates investing primarily in equity REITs as opposed to mortgage or other types of REITs, which generally invest in and own properties, such as commercial properties, and generate revenue from these property rents. The Fund may also invest up to 15% of its assets in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2021, the Fund had significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Except as provided above and subject to the provisions of the 1940 Act, the Fund is not limited in the percentage of its assets that it may invest in these instruments. Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S.
over-the-counter
markets are not considered “foreign securities” for purposes of this investment restriction. The Fund may invest up to 5% of its assets, as determined at the time of purchase, in any one company.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk.
  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk.
  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Sector Risk.
  The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2021, the Fund had significant exposure to the Industrials Sector, Financials Sector, Consumer Discretionary Sector, Health Care Sector, and Information Technology Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Industrials Sector Risk.
  The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Financials Sector Risk.
  The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”)
sub-industries.
Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Consumer Discretionary Sector Risk.
The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Health Care Sector Risk.
  The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Information Technology Sector Risk.
  The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Interest Rate Risk.
  The possibility that the prices of the Fund’s convertible securities will decline due to rising interest rates.
Large-Cap
Securities Risk.
  The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
“
Value
”
Investing Risk.
  The possibility that the Fund’s investments in securities believed by the
Sub-Adviser
to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.
Small- and
Mid-Cap
Securities Risk.
  The possibility that the Fund’s investments in small- and
mid-cap
securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid-sized
companies, which can include
start-up
companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
Management Risk.
  The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s
Sub-Adviser
in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Liquidity Risk.
  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Currency Risk.
  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Portfolio Turnover Risk.
  The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
REITs Risk.
  The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.
Foreign Investment Risk.
  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Depositary Receipts Risk.
  The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.
Convertible Securities Risk.
  The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Derivatives Risk.
  The possibility that the Fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the
Sub-Adviser
believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Preferred Stock Risk.
  The possibility that the value of the Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities.
Warrants Risk.
  The possibility that the Fund’s investments in warrants are subject to greater price volatility than the warrants’ underlying securities. Warrants offer greater potential for profit or loss than an equivalent investment in the underlying security. A warrant generally ceases to have value if it is not exercised prior to its expiration date.
Rule 144A Securities Risk.
  The possibility that the Fund’s investment in Rule 144A Securities will subject the Fund to liquidity risk if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund leading to the Fund’s inability to sell its Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing primarily in equity securities of large capitalization companies in the hope of earning long-term growth of capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the performance of the Fund both year-by-year
and as an average over different periods of time. Performance prior to May 1, 2013 reflects the Fund’s investment performance when managed by a previous sub-adviser,
and performance between May 1, 2013 and October 1, 2018 reflects the Fund’s investment performance when managed by a different previous sub-adviser,
both pursuant to substantially similar principal investment strategies. Since October 1, 2018, AllianceBernstein L.P. has been responsible for the Fund’s day-to-day
		portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
17.98%	-26.49%
12/31/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2020)
Large Cap Value Fund | Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	$ 1,143
2011	rr_AnnualReturn2011	(4.42%)
2012	rr_AnnualReturn2012	13.23%
2013	rr_AnnualReturn2013	33.21%
2014	rr_AnnualReturn2014	11.31%
2015	rr_AnnualReturn2015	(4.35%)
2016	rr_AnnualReturn2016	11.62%
2017	rr_AnnualReturn2017	14.60%
2018	rr_AnnualReturn2018	(7.71%)
2019	rr_AnnualReturn2019	23.53%
2020	rr_AnnualReturn2020	2.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.49%)
1 Year	rr_AverageAnnualReturnYear01	2.32%
5 Years	rr_AverageAnnualReturnYear05	8.33%
10 Years	rr_AverageAnnualReturnYear10	8.64%
Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	9.74%
10 Years	rr_AverageAnnualReturnYear10	10.50%

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.